VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 12.2%
564,661	(1)	Alphabet, Inc. - Class A	$54,009,825	4.3
483,585	(1)	Alphabet, Inc. - Class C	46,496,698	3.7
5,531	(1),(2),(3)	Epic Games, Inc.	4,590,619	0.4
108,368	(1)	Match Group, Inc.	5,174,572	0.4
79,623	(1)	Meta Platforms, Inc.	10,803,249	0.9
47,408	(1)	NetFlix, Inc.	11,161,739	0.9
93,991	(1)	Sea Ltd. ADR	5,268,195	0.4
83,822	(1)	Spotify Technology SA	7,233,839	0.6
119,415	(1)	Trade Desk, Inc./The	7,135,046	0.6
			151,873,782	12.2

		Consumer Discretionary: 26.5%
1,229,495	(1)	Amazon.com, Inc.	138,932,935	11.2
5,523	(1)	Booking Holdings, Inc.	9,075,449	0.7
75,302	(1),(4)	Carvana Co.	1,528,631	0.1
11,295	(1)	Chipotle Mexican Grill, Inc.	16,973,674	1.4
372,249	(1)	Coupang, Inc.	6,205,391	0.5
50,750	(1)	DoorDash, Inc.	2,509,587	0.2
77,438	(1)	Expedia Group, Inc.	7,255,166	0.6
73,237		Ferrari NV	13,548,845	1.1
56,218	(1)	Floor & Decor Holdings, Inc.	3,949,877	0.3
248,557	(1)	Las Vegas Sands Corp.	9,325,859	0.7
10,019	(1)	Lululemon Athletica, Inc.	2,800,912	0.2
284,612	(1)	Peloton Interactive, Inc.	1,972,361	0.2
1,331,137	(1),(4)	Rivian Automotive, Inc.	43,807,719	3.5
251,582		Ross Stores, Inc.	21,200,815	1.7
162,157	(1)	Tesla, Inc.	43,012,144	3.5
121,434	(1)	Wynn Resorts Ltd.	7,653,985	0.6
			329,753,350	26.5

		Financials: 0.3%
1,669,750	(1),(2),(3)	Ant International Co., Limited- Class C	3,289,407	0.3
12,749	(1),(2),(3)	Maplebear, Inc., dba Instacart	618,072	0.0
666	(1),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	32,288	0.0
			3,939,767	0.3

		Health Care: 12.7%
14,107	(1)	Align Technology, Inc.	2,921,701	0.2
20,545	(1)	Argenx SE ADR	7,253,412	0.6
28,092		AstraZeneca PLC	3,088,125	0.3
252,133	(1)	Avantor, Inc.	4,941,807	0.4
36,661		Cigna Corp.	10,172,328	0.8
16,300		Danaher Corp.	4,210,127	0.4
71,724		Eli Lilly & Co.	23,191,955	1.9
28,403		HCA Healthcare, Inc.	5,220,187	0.4
29,626		Humana, Inc.	14,374,239	1.2
16,624	(1)	Insulet Corp.	3,813,545	0.3
88,427	(1)	Intuitive Surgical, Inc.	16,574,757	1.3
30,900	(1)	Moderna, Inc.	3,653,925	0.3
51,418		Stryker Corp.	10,414,202	0.8
94,522		UnitedHealth Group, Inc.	47,737,391	3.8
			157,567,701	12.7

		Industrials: 3.4%
98,564		Airbus SE	8,496,222	0.7
10,261		Cintas Corp.	3,983,218	0.3
41,149		FedEx Corp.	6,109,392	0.5
39,097	(1)	Generac Holdings, Inc.	6,964,739	0.6
24,900		Old Dominion Freight Line	6,194,373	0.5
115,047		TransUnion	6,844,146	0.5
25,464		Verisk Analytics, Inc.	4,342,376	0.3
			42,934,466	3.4

		Information Technology: 43.1%
214,403	(1)	Advanced Micro Devices, Inc.	13,584,574	1.1
842,153		Apple, Inc.	116,385,545	9.3
55,553		ASML Holding NV - NY Reg	23,073,939	1.9
49,661	(1)	Atlassian Corp. PLC	10,458,110	0.8
14,817	(1)	Bill.com Holdings, Inc.	1,961,326	0.2
158,730	(1)	Black Knight, Inc.	10,274,593	0.8
64,028	(1),(4)	Block, Inc.	3,360,912	0.3
81,857	(1)	Ceridian HCM Holding, Inc.	4,574,169	0.4
179,377	(1)	Fiserv, Inc.	16,784,306	1.3
54,948		Global Payments, Inc.	5,937,131	0.5
17,420	(1)	HashiCorp, Inc.	560,750	0.0
76,449		Intuit, Inc.	29,610,227	2.4
7,871	(1),(2),(3)	Magic Leap, Inc. - Class A	151,138	0.0
90,641		Mastercard, Inc. - Class A	25,772,862	2.1
644,273		Microsoft Corp.	150,051,182	12.1
10,275	(1),(4)	Monday.com Ltd.	1,164,569	0.1
13,508	(1)	MongoDB, Inc.	2,682,148	0.2
181,824		Nvidia Corp.	22,071,615	1.8
29,265		Roper Technologies, Inc.	10,524,865	0.8
142,204	(1)	Salesforce, Inc.	20,454,623	1.6
201,281	(1)	SentinelOne, Inc.	5,144,742	0.4
47,492	(1)	ServiceNow, Inc.	17,933,454	1.4
51,440	(1),(2),(3)	Stripe, Inc. - Class B	1,185,178	0.1
38,937	(1)	Teledyne Technologies, Inc.	13,140,069	1.1
166,057		Visa, Inc. - Class A	29,500,026	2.4
			536,342,053	43.1

	Total Common Stock
	(Cost $1,151,291,771)		1,222,411,119	98 .2

PREFERRED STOCK: 1.5%
		Consumer Discretionary: 0.8%
67,883	(1)	Dr Ing hc F Porsche AG	5,488,600	0.4
38,487	(1),(2),(3)	Rappi, Inc. - Series E	1,983,235	0.2
37,201	(1),(2),(3)	Sila Nanotechnologies, Inc., Series F	1,159,555	0.1
18,931	(1),(2),(3)	Waymo LLC., Series A-2	1,736,389	0.1
			10,367,779	0.8

		Financials: 0.1%
1,855	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series A	89,931	0.0

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
26,036	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series G	$1,262,225	0.1
			1,352,156	0.1

		Industrials: 0.6%
159,700	(1),(2),(3)	GM Cruise Holdings, LLC - Class F	4,631,300	0.4
132,943	(1),(2),(3)	Nuro, Inc. - Series C	2,771,292	0.2
			7,402,592	0.6

	Total Preferred Stock
	(Cost $16,964,920)		19,122,527	1.5

	Total Long-Term Investments
	(Cost $1,168,256,691)		1,241,533,646	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreements: 1.6%
4,314,769	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,315,851, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,401,064, due 11/01/22-08/20/72)	$4,314,769	0.3
2,443,391	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $2,444,006, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,492,899, due 10/15/22-08/15/52)	2,443,391	0.2
4,683,326	(5)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,684,500, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $4,776,993, due 09/01/28-09/01/52)	4,683,326	0.4
4,886,435	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $4,887,656, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $4,984,164, due 08/15/25-08/20/52)	4,886,435	0.4
3,164,445	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $3,165,236, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,227,812, due 10/15/24-02/15/51)	3,164,445	0.3

	Total Repurchase Agreements
	(Cost $19,492,366)		19,492,366	1.6

		Time Deposits: 0.1%
500,000	(5)	Royal Bank of Canada, 3.070%, 10/03/2022	500,000	0.0
500,000	(5)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	500,000	0.1
500,000	(5)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	500,000	0.0

	Total Time Deposits
	(Cost $1,500,000)		1,500,000	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,483,685	(6) T. Rowe Price Government Reserve Fund, 3.080%
	(Cost $2,483,685)	2,483,685	0.2

	Total Short-Term Investments
	(Cost $23,476,051)	23,476,051	1.9
	Total Investments in Securities (Cost $1,191,732,742)	$1,265,009,697	101.6
	Liabilities in Excess of Other Assets	(20,147,017)	(1.6)
	Net Assets	$1,244,862,680	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $23,500,629 or 1.9% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$147,283,163	$–	$4,590,619	$151,873,782
Consumer Discretionary	329,753,350	–	–	329,753,350
Financials	–	–	3,939,767	3,939,767
Health Care	154,479,576	3,088,125	–	157,567,701
Industrials	34,438,244	8,496,222	–	42,934,466
Information Technology	531,644,825	3,360,912	1,336,316	536,342,053
Total Common Stock	1,197,599,158	14,945,259	9,866,702	1,222,411,119
Preferred Stock	5,488,600	–	13,633,927	19,122,527
Short-Term Investments	2,483,685	20,992,366	–	23,476,051
Total Investments, at fair value	$1,205,571,443	$35,937,625	$23,500,629	$1,265,009,697

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2022:

Investments, at fair value	Fair Value at September 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$9,866,702	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
		Market Approach	Enterprise Value to Gross Merchandise Value	0.29x-0.41x	0.29x-0.41x	Increase
		Market Approach	Whole Company Price to Earnings Multiple	7.1x-19.9x	7.1x-19.9x	Increase

Preferred Stocks	$13,633,927	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to Sales Multiple	3.3x - 6.2x	3.3x - 6.2x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value	0.29x-0.7x	0.29x-0.7x	Increase
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
		Market Approach	Projected Enterprise Value to EBITDA Multiple	4.3x	4.3x	Increase
		Market Approach	Discount for uncertainty	30%	30%	Decrease
Total Investments, at fair value	$23,500,629

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2022:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$16,502,888	$16,042,676	$32,545,564
Purchases	-	-	-
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	(6,636,186)	(2,408,749)	(9,044,935)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at September 30, 2022	$9,866,702	$13,633,927	$23,500,629
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2022*****	$(6,636,186)	$(2,408,749)	$(9,044,935)

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited- Class C	6/7/2018	$6,364,043	$3,289,407
Epic Games, Inc.	6/18/2020	3,180,325	4,590,619
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	4,631,300
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	151,138
Maplebear, Inc., dba Instacart	8/7/2020	590,711	618,072
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	32,288
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	89,931
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	1,262,225
Nuro, Inc. - Series C	10/30/2020	1,735,518	2,771,292
Rappi, Inc. - Series E	9/8/2020	2,299,446	1,983,235
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,159,555
Stripe, Inc. - Class B	12/17/2019	807,093	1,185,178
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,736,389
		$26,273,729	$23,500,629

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,197,573,042.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$254,663,626
Gross Unrealized Depreciation	(187,156,107)
Net Unrealized Appreciation	$67,507,519